Related Party Transactions - Schedule of Related Parties (Details)		12 Months Ended
		Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Shanghai GBG [Member]
Related Party Transaction [Line Items]
Transactions with related parties			¥ 572,381	¥ 1,987,274
Due from related party, gross	[1]		18,152,832			¥ 17,249,032
Shanghai Xinhui [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]		2,828,820			22,428,777
Botao Ma [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]		299,224			4,753,877
Yuanwen Xia [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]					383,015
Xiaowei Le [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]					332,443
Related Party [Member]
Related Party Transaction [Line Items]
Less: Allowance against advances to Shanghai GBG			(9,076,416)			(9,076,416)
Due from related parties			9,076,416		$ 1,204,495	8,172,616
Due to related parties			¥ 3,128,044		$ 4,111,673	¥ 27,898,112

[1]	As of June 30, 2025 and 2026, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company. As of June 30, 2025 and 2026, the Company recorded an allowance for credit losses of RMB 9.0 million against the amounts due from Shanghai GBG.
[2]	As of June 30, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 838,016, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.
[3]	As of June 30, 2025 and 2026, the balance due to Mr. Botao Ma, Mr. Yuanwen Xia and Mr. Xiaowei Le represented the operating expenses paid by these related parties on behalf of the Company. These advances were interest free and payable on demand.